Earnings per share (EPS) - Income data used in the basic and diluted EPS calculations for profit attributable to owners (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Earnings per share
Net profit (loss) for the year from continuing operations	€ 33,612	€ 33,894	[1]	€ 10,491	[1]
Class A shares
Earnings per share
Basic EPS from profit attributable	€ 0.11	€ 0.12		€ 0.04
Diluted EPS from profit attributable	0.1	0.11		0.03
Class B shares
Earnings per share
Basic EPS from profit attributable	0.01	0.01		0
Diluted EPS from profit attributable	€ 0.01	€ 0.01		€ 0.00

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.